UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; 	Amendment Number: ______
 This Amendment (Check only one.):  [ ] is a restatement.
    [ ] adds new holdings entries.
 Institutional Investment Manager Filing this Report:
 Name: 	ACK Asset Management LLC
Address: 2 Overhill Road, Suite 400
	Scarsdale, NY 10583
Form 13F File Number: 28-____________

The institutional investment manager filing this report
 nd the person by whom it is signed
hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	Kenneth F. Cooper
Title: 	Chief Financial Officer
 Phone:  914 220-8340

Signature, Place, and Date of Signing:
Kenneth  F. Cooper


Scarsdale, NY

January   ,2011
[Signature] 	[City, State] 	[Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
 Form 13F File Number 	Name
 28-__________________ 	________________________________________________
[Repeat as necessary.]

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	 _____________________
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: 135,904
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file
number(s) of all institutional investment managers
with respect to which this report is filed,
other than the manager filing this report.
NONE
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       COL 1                  COL 2      COL 3          COL 4             COL 5               COL 6      COL 7   COL 8

Name of Issuer                 Title      CUSIP          Value    SHRS/PRNAMT  SH/PRN P/CAInvest Discre   O Mgr  SOLE
PROVIDENCE SERVICE CORPPRSC     NOTE     743815AB8       2,100   2,100,000     PRN                   Sole         X
ATLAS AIR WORLDWIDE HOLDINGS     COM     49164205        2,249      40,282      SH                   Sole         X
ALLIANCE HEALTHCARE SERVICE      COM     18606202        3,400     801,824      SH                   Sole         X
AIR TRANSPORT SERVICES GROUP     COM     00922R105       4,886     618,469      SH                   Sole         X
BROOKDALE SENIOR LIVING INC      COM     112463104       5,762     269,124      SH                   Sole         X
BUCKEYE TECHNOLOGIES INC         COM     118255108       6,471     308,000      SH                   Sole         X
CAVCO INDUSTRIES INC             COM     149568107       1,856      39,748      SH                   Sole         X
COVENANT TRANSPORT GRP-CL A     CL A     22284P105       2,005     207,172      SH                   Sole         X
DANA HOLDING CORP                COM     235825205       4,115     239,082      SH                   Sole         X
DRESS BARN INC                   COM     261570105       2,113      79,971      SH                   Sole         X
DYCOM INDUSTRIES INC             COM     267475101       3,940     267,095      SH                   Sole         X
EMERITUS CORP                    COM     291005106       5,666     287,448      SH                   Sole         X
GORDMANS STORES INC              COM     38269P100       1,612      96,189      SH                   Sole         X
GENESEE & WYOMING INC-CL A      CL A     371559105       5,329     100,648      SH                   Sole         X
HELEN OF TROY LTD                COM     G4388N106       3,942     132,557      SH                   Sole         X
HUB GROUP INC-CL A              CL A     443320106         721      20,525      SH                   Sole         X
KANSAS CITY SOUTHERN             COM     485170302       1,838      38,405      SH                   Sole         X
KEY TECHNOLOGY INC               COM     493143101       2,111     124,077      SH                   Sole         X
KENNEDY-WILSON HOLDINGS INC      COM     489398107       1,514     151,553      SH                   Sole         X
LIBBEY INC                       COM     529898108       6,028     389,674      SH                   Sole         X
LMI AEROSPACE INC                COM     502079106       2,996     187,387      SH                   Sole         X
MEASUREMENT SPECIALTIES INC      COM     583421102       2,715      92,494      SH                   Sole         X
MONMOUTH REIT-CLASS A           CL A     609720107       1,864     219,240      SH                   Sole         X
MERCURY COMPUTER SYSTEMS INC     COM     589378108       4,021     218,776      SH                   Sole         X
OLD DOMINION FREIGHT LINE        COM     679580100       3,849     120,330      SH                   Sole         X
OUTDOOR CHANNEL HOLDINGS INC     COM     690027206       1,165     162,496      SH                   Sole         X
PRIMORIS SERVICES CORP           COM     74164F103       5,827     610,755      SH                   Sole         X
PROVIDENCE SERVICE CORP          COM     743815102       4,105     255,415      SH                   Sole         X
QUANTA SERVICES INC              COM    74762E 106       3,671     184,294      SH                   Sole         X
QUALITY DISTRIBUTION INC         COM     74756M102         829      91,204      SH                   Sole         X
RC2 CORP                         COM     749388104       1,871      85,960      SH                   Sole         X
ELIZABETH ARDEN INC              COM     28660G106       3,864     167,942      SH                   Sole         X
ROGERS CORP                      COM     775133101       5,140     134,379      SH                   Sole         X
RUSH ENTERPRISES INC-CL A       CL A     781846209       2,527     123,640      SH                   Sole         X
RAYONIER INC                     COM     754907103       1,974      37,591      SH                   Sole         X
STONERIDGE INC                   COM     86183P102       7,213     456,800      SH                   Sole         X
SUMMER INFANT INC                COM     865646103         952     125,655      SH                   Sole         X
SWIFT TRANSPORTATION CO          COM     87074U101       2,590     207,000      SH                   Sole         X
TRINITY INDUSTRIES INC           COM     896522109       2,106      79,139      SH                   Sole         X
UMH PROPERTIES INC               COM     903002103       1,840     180,412      SH                   Sole         X
VISHAY PRECISION GROUP           COM     92835K103       6,401     339,772      SH                   Sole         X
ATLAS AIR WORLD 02/19/2011 55.00 PUT     OP125964          108         402             PUT           Sole         X
BUCKEYE TECHNOL 02/19/2011 20.00 PUT     OP125847           64         671             PUT           Sole         X
DANA HOLDING CO 01/22/2011 17.00 PUT     OP125826          138       2,374             PUT           Sole         X
HUB GROUP INC-C 01/22/2011 35.00 PUT     OP125300           23         204             PUT           Sole         X
ISHARES RUSSELL 01/22/2011 77.00 PUT     OP125623          212       2,000             PUT           Sole         X
ISHARES RUSSELL 01/22/2011 79.00 PUT     OP125788          181       1,000             PUT           Sole         X

                                                       135,904

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